Risk management and financial instruments (Concentration of Risk) (Details) (Contract Revenues, Customer Concentration Risk)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Concentration Risk [Line Items]
Revenue, major customer	100.00%		100.00%		100.00%
BP
Concentration Risk [Line Items]
Revenue, major customer	35.00%		28.90%		26.80%
Total
Concentration Risk [Line Items]
Revenue, major customer	19.60%		24.20%		30.00%
Tullow
Concentration Risk [Line Items]
Revenue, major customer	18.80%		13.90%		0.00%
ExxonMobil
Concentration Risk [Line Items]
Revenue, major customer	14.50%	[1]	23.60%	[1]	30.80%	[1]
Chevron
Concentration Risk [Line Items]
Revenue, major customer	12.10%		9.40%		12.50%

[1]	During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.